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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  03/31/2001
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        City Capital, Inc.
          ---------------------------------------------
 Address:     1100 Peachtree Street
          ---------------------------------------------
              Suite 1500
          ---------------------------------------------
              Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Willis P. Dobbs
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

  /s/ Willis P. Dobbs      Atlanta, GA                    5/3/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

City Capital, Inc
FORM 13F
March 31, 2001

                                                                                                    Voting
                                                                                                    Authority
                                                                                                    ---------
                                                             Value     Shares/  Sh/  Put/  Invstmt  Other
    Name of Issuer                Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole  Shared
    ----------------              --------------  -----      --------  -------  ---  ----  ------   --------  ----  ------
ADELPHIA COMMUNICATIONS CORP      COM             006848105  1418       35000   SH         Sole                35000
AGILENT TECHNOLOGIES INC          COM             00846u101  2503       81440   SH         Sole                81320
ALZA CORP CLASS A                 COM             226151082  1040       25690   SH         Sole                25690
AMERICAN INTL GROUP               COM             268741071  5435       67521   SH         Sole                67476
AMERICAN TOWER CORP CL A          COM             029912201   880       47545   SH         Sole                47445
AMGEN COMMON                      COM             311621007   368        6120   SH         Sole                 6120
APPLIED MICRO CIRCUITS CORP       COM             03822W109   327       19848   SH         Sole                19848
AUTOMATIC DATA PROCESSING         COM             053015103  4932       90695   SH         Sole                90625
BANK OF AMERICA CORP              COM             060505104   290        5295   SH         Sole                 5295
BANK ONE CORP COM                 COM             06423a103   395       10914   SH         Sole                10914
BEA SYSTEMS INC                   COM             073325102   600       20442   SH         Sole                20442
BIOGEN INC.                       COM             090597105   212        3350   SH         Sole                 3350
BRISTOL MYERS SQUIBB CO.          COM             110122108   333        5600   SH         Sole                 5600
CAPITAL ONE FINANCIAL CORP        COM             14040h105  7127      128409   SH         Sole               128289
CHARLES SCHWAB CORP NEW           COM             808513105   269       17435   SH         Sole                17435
CINTAS                            COM             172908105  3205       81307   SH         Sole                81307
CISCO SYSTEMS                     COM             17275r102   320       20210   SH         Sole                20210
CITIGROUP INC.                    COM             173034109  2086       46375   SH         Sole                46315
COCA COLA CO                      COM             191216100  6172      136670   SH         Sole               136540
CORNING INC COM                   COM             219350105  1443       69748   SH         Sole                69658
CYPRESS SEMICONDUCTOR CORP.       COM             232806109  1030       58080   SH         Sole                58080
EMC CORP/MASS                     COM             268648102  1321       44946   SH         Sole                44846


ENTREMED INC COM                  COM             29382f103  1132       68090   SH         Sole                67960
EXXON MOBIL CORP                  COM             302290101   727        8979   SH         Sole                 8979
FEDERAL HOME LOAN MTG CORP        COM             313400301  2651       40890   SH         Sole                40800
FOREST LABS CL A                  COM             345838106  8128      137198   SH         Sole               137078
GENERAL ELECTRIC CO               COM             369604103  1780       42520   SH         Sole                42460
GENERAL MOTORS CORP CLASS H       COM             370442501   897       46000   SH         Sole                46000
GLAXOSMITHKLINE PLC-ADR           COM             37733W105   263        5032   SH         Sole                 5032
HOME DEPOT                        COM             437076102  3152       73126   SH         Sole                73066
HONEYWELL INTERNATIONAL INC       COM             438516106   816       20000   SH         Sole                20000
IMCLONE SYSTEMS                   COM             45245w109   201        6060   SH         Sole                 6060
INNOTRAC CORPORATION              COM             45767m109   114       18210   SH         Sole                18210
INTEL CORP                        COM             458140100  3838      145880   SH         Sole               145760
JOHNSON & JOHNSON                 COM             478160104  5634       64414   SH         Sole                64354
LEVEL 3 COMMUNICATIONS INC        COM             52729n100   571       32870   SH         Sole                32870
LILLY ELI & CO                    COM             532457108   502        6545   SH         Sole                 6545
LINEAR TECHNOLOGIES CORP.         COM             535678106   203        4950   SH         Sole                 4950
MBNA CORP COM                     COM             55262l100   993       30000   SH         Sole                30000
MEDTRONIC INC.                    COM             585055106  6455      141115   SH         Sole               141045
MERCK & CO INC                    COM             589331107  6787       89418   SH         Sole                89368
MICROSOFT                         COM             594918104  1992       36420   SH         Sole                36420
NASDAQ 100 TR UNIT SER 1          COM             631100104  1452       37090   SH         Sole                37090
NETSOLVE, INC                     COM             64115j106   145       20720   SH         Sole                20720
NEXTEL COMMUNICATIONS INC-CL A    COM             65332v103  1741      121110   SH         Sole               120860
NORTEL NETWORKS CORP COM          COM             665815106   846       60220   SH         Sole                60140




NORTHERN TRUST CORP               COM             665859104  2474       39586   SH         Sole                39586
NOVELLUS SYSTEMS, INC             COM             670008101   746       18380   SH         Sole                18380
PAYCHEX INC                       COM             704326107  4351      117408   SH         Sole               117328
PFIZER INC                        COM             717081103   305        7449   SH         Sole                 7449
PHARMACIA CORP COM                COM             71713u102  1345       26709   SH         Sole                26659
PROVIDIAN FINANCIAL CORP          COM             74406a102  1331       27140   SH         Sole                27140
SEABULK INTERNATIONAL INC         COM             81169P101   772       98000   SH         Sole                98000
SONICWALL INC                     COM             835470105   463       38005   SH         Sole                38005
STATE STREET CORP                 COM             857477103   346        3700   SH         Sole                 3700
STRYKER CORP                      COM             863667101  7229      138346   SH         Sole               138286
SUN MICROSYSTEMS INC              COM             866810104  2021      131480   SH         Sole               131290
SUNTRUST BKS INC                  COM             867914103  3972       61290   SH         Sole                61290
SYNOVUS FINANCIAL CORP            COM             124780107  6920      256307   SH         Sole               256097
T. ROWE PRICE ASSOCIATES, INC.    COM             741477103  1850       59085   SH         Sole                58965
TELLABS INC.                      COM             879664100  3563       87561   SH         Sole                87511
TEXAS INSTRUMENTS INC             COM             882508104   437       14111   SH         Sole                14111
US AIRWAYS GROUP INC COM          COM             911905107   709       20000   SH         Sole                20000
VITESSE SEMICONDUCTOR CORP        COM             928497106   357       15000   SH         Sole                15000
VODAFONE GROUP PLC-SP ADR         COM             92857w100  1192       43895   SH         Sole                43825
VOICESTREAM WIRELESS CORP         COM             928615510   354        3829   SH         Sole                 3829
WAL MART STORES INC               COM             931142103  4655       92186   SH         Sole                92126
DAY INTL GROUP, CONV CUMULATIV    PFD             999999999  5000        5000   SH         Sole                 5000


                                                                                      OTHER
                                                                                      MANAGERS
                                                                                      ON
                                                                                      WHOSE
                                                                                      BEHALF
                                                                                      REPORT IS
    REPORT SUMMARY                   68  DATA RECORDS  143117             0           FILED

